Income Tax Expenses - Schedule of Deferred Tax Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Related to acquired intangible assets	¥ 92,678		¥ 111,591
Equity method investees	10,628		0
Total deferred tax liabilities	¥ 103,306	$ 14,153	¥ 111,591